Commitments and Contingencies (Details) (USD $)	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Payments Due, Total	$ 896,000
Payments Due Within 1 Year	450,000
Payments Due Within 1 - 3 Years	446,000
Payments Due Within 4 - 5 Years	0
Payments Due More Than 5 Years	0
Employment Contracts [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	788,000
Payments Due Within 1 Year	350,000
Payments Due Within 1 - 3 Years	438,000
Payments Due Within 4 - 5 Years	0
Payments Due More Than 5 Years	0
Leases [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	108,000
Payments Due Within 1 Year	100,000
Payments Due Within 1 - 3 Years	8,000
Payments Due Within 4 - 5 Years	0
Payments Due More Than 5 Years	$ 0